RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Summary of revenue the Company recognized related to agreements while it was a related party
	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
Related party revenue:
Charging revenue – retail	$—	$4,511
Charging revenue – OEM	54,762	2,147,248
Ancillary revenue	1,354	260,224
Non-charging revenue – OEM	9,178	—
Regulatory credits and other	—	39,820
Revenue from related party	$65,294	$2,451,803